INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net loss carryforward				¥ 888	¥ 243
Deferred revenue				283	260
Long-term assets				388	125
Bad debt provision				18	7
Accrued payroll				69	23
Other accrued expenses				3	19
Share-based compensation				31	23
Others				12	0
Valuation allowance	¥ (152)	¥ (152)	¥ (107)	(369)	(152)
Total deferred tax assets				1,323	548
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment				1,782	449
Others				99	42
Total deferred tax liabilities				1,881	491
Net deferred tax assets (liabilities)				(558)
Net deferred tax assets (liabilities)					57
Analysis as:
Deferred tax assets				623	548
Deferred tax liabilities				1,181	491
Net deferred tax assets (liabilities)				¥ (558)
Net deferred tax assets (liabilities)					¥ 57
Movement of the valuation allowance
Balance at the beginning of the year	(152)	(107)	(123)
Provided	(249)	(79)	(36)
Reversed	32	24	43
Written off		10	9
Balance at the end of the year	¥ (369)	¥ (152)	¥ (107)